RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Aug. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS

Nature of relationships with related parties

Related parties	Relationship
Mr. Lim Sin Foo, Harris	Major shareholder, Director and Chief Executive Officer
Bai Ye Private Limited	Shareholder and 100% owned by Mr. Lim Sin Foo, Harris